ORGANIZATION AND PRINCIPAL ACTIVITIES - Setup new subsidiaries (Details)	Dec. 31, 2023	Sep. 30, 2023
Zhejiang Kaixin Yuanman Automobile Trading Co. Ltd | Zhejiang Kaixin Yuanman Automobile Trading Co. Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity interest		100.00%
Three subsidiaries | Three subsidiaries
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity interest	70.00%